BORROWINGS	12 Months Ended
Dec. 31, 2016
BORROWINGS
BORROWINGS

NOTE J. BORROWINGS

Short-Term Debt

($ in millions)

At December 31:	2016	2015
Commercial paper	$899	$600
Short-term loans	375	590
Long-term debt—current maturities	6,239	5,271

Total	$7,513	$6,461

The weighted-average interest rate for commercial paper at December 31, 2016 and 2015 was 0.7 percent and 0.4 percent, respectively. The weighted-average interest rates for short-term loans were 9.5 percent and 5.2 percent at December 31, 2016 and 2015, respectively.

Long-Term Debt

Pre-Swap Borrowing

($ in millions)

At December 31:	Maturities	2016	2015
U.S. dollar notes and debentures (average interest rate at December 31, 2016):
3.98%	2017	$5,104	$9,351
3.21%	2018–2019	8,856	7,591
1.84%	2020–2021	4,941	3,717
2.35%	2022	1,901	1,900
3.38%	2023	1,500	1,500
3.63%	2024	2,000	2,000
7.00%	2025	600	600
3.45%	2026	1,350	—
6.22%	2027	469	469
6.50%	2028	313	313
5.88%	2032	600	600
8.00%	2038	83	83
5.60%	2039	745	745
4.00%	2042	1,107	1,107
7.00%	2045	27	27
4.70%	2046	650	—
7.13%	2096	316	316
		30,563	30,319
Other currencies (average interest rate at December 31, 2016, in parentheses):
Euros (1.6%)	2019–2028	7,122	4,892
Pound sterling (2.7%)	2020–2022	1,296	1,555
Japanese yen (0.9%)	2017–2026	1,576	1,180
Swiss francs (6.3%)	2020	7	9
Canadian (2.2%)	2017	373	360
Other (11.0%)	2017–2020	208	506
		41,145	38,820
Less: net unamortized discount		839	838
Less: net unamortized debt issuance costs		82	74
Add: fair value adjustment*		669	790
		40,893	38,699
Less: current maturities		6,239	5,271

Total		$34,655	$33,428

*

The portion of the company’s fixed-rate debt obligations that is hedged is reflected in the Consolidated Statement of Financial Position as an amount equal to the sum of the debt’s carrying value plus a fair value adjustment representing changes in the fair value of the hedged debt obligations attributable to movements in benchmark interest rates.

There are no debt securities issued and outstanding by IBM International Group Capital LLC, which is an indirect, 100 percent owned finance subsidiary of International Business Machines Corporation, the parent. Any debt securities issued by IBM International Group Capital LLC, would be fully and unconditionally guaranteed by the parent.

The company’s indenture governing its debt securities and its various credit facilities each contain significant covenants which obligate the company to promptly pay principal and interest, limit the aggregate amount of secured indebtedness and sale and leaseback transactions to 10 percent of the company’s consolidated net tangible assets, and restrict the company’s ability to merge or consolidate unless certain conditions are met. The credit facilities also include a covenant on the company’s consolidated net interest expense ratio, which cannot be less than 2.20 to 1.0, as well as a cross default provision with respect to other defaulted indebtedness of at least $500 million.

The company is in compliance with all of its significant debt covenants and provides periodic certifications to its lenders. The failure to comply with its debt covenants could constitute an event of default with respect to the debt to which such provisions apply. If certain events of default were to occur, the principal and interest on the debt to which such event of default applied would become immediately due and payable.

Post-Swap Borrowing (Long-Term Debt, Including Current Portion)

($ in millions)

	2016		2015
For the year ended December 31:	Amount	Average Rate	Amount	Average Rate
Fixed-rate debt	$27,414	3.18%	$25,499	3.41%
Floating-rate debt*	13,480	1.59%	13,199	0.96%

Total	$40,893		$38,699

*

Includes $7,338 million in 2016 and 2015 of notional interest rate swaps that effectively convert fixed-rate long-term debt into floating-rate debt (See note D, “Financial Instruments,” on pages 110 through 114.)

Pre-swap annual contractual maturities of long-term debt outstanding at December 31, 2016, are as follows:

($ in millions)

Total
2017	$6,239
2018	4,918
2019	5,196
2020	4,593
2021	3,914
2022 and beyond	16,284

Total	$41,145

Interest on Debt

($ in millions)

For the year ended December 31:	2016	2015	2014
Cost of financing	$576	$540	$542
Interest expense	706	481	484
Net investment derivative activity	(77)	(13)	0
Interest capitalized	2	0	4

Total interest paid and accrued	$1,208	$1,008	$1,030

Refer to the related discussion on page 152 in note T, “Segment Information,” for total interest expense of the Global Financing segment. See note D, “Financial Instruments,” on pages 110 through 114 for a discussion of the use of currency and interest rate swaps in the company’s debt risk management program.

Lines of Credit

In 2016, the company increased the size of its five-year Credit Agreement (the “Credit Agreement”) to $10.25 billion and extended the term by one year to November 10, 2021. The total expense recorded by the company related to this global credit facility was $5.5 million in 2016, $5.3 million in 2015 and $5.4 million in 2014. The Credit Agreement permits the company and its Subsidiary Borrowers to borrow up to $10.25 billion on a revolving basis. Borrowings of the Subsidiary Borrowers will be unconditionally backed by the company. The company may also, upon the agreement of either existing lenders, or of the additional banks not currently party to the Credit Agreement, increase the commitments under the Credit Agreement up to an additional $1.75 billion. Subject to certain terms of the Credit Agreement, the company and Subsidiary Borrowers may borrow, prepay and reborrow amounts under the Credit Agreement at any time during the Credit Agreement. Interest rates on borrowings under the Credit Agreement will be based on prevailing market interest rates, as further described in the Credit Agreement. The Credit Agreement contains customary representations and warranties, covenants, events of default, and indemnification provisions. The company believes that circumstances that might give rise to breach of these covenants or an event of default, as specified in the Credit Agreement, are remote. As of December 31, 2016, there were no borrowings by the company, or its subsidiaries, under the Credit Agreement.

The company also has other committed lines of credit in some of the geographies which are not significant in the aggregate. Interest rates and other terms of borrowing under these lines of credit vary from country to country, depending on local market conditions.